Specific Items - Summary of Specific Items (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Revenue
Total revenue		£ (23,723)		£ (24,062)	£ (19,012)
Operating costs
Total operating costs		20,342		20,895	15,399
Operating loss		(3,381)		(3,167)	(3,613)
Net finance expense
Interest expense on retirement benefit obligation		(218)		(209)	(221)
Total net finance expense	[1]	764		804	712
Net specific items charge before tax		(2,616)		(2,354)	(2,907)
Taxation
Tax credit on re-measurement of deferred tax				(63)
Total taxation		584		446	441
Net specific items charge after tax	[3]	(2,032)	[2]	(1,908)	(2,466)
Specific Items [Member]
Revenue
Italian business investigation				22
Regulatory matters		23		(2)	(203)
EE fair value adjustment					70
Total revenue	[4]	23		20	(133)
Operating costs
EE acquisition warranty claims		225		0	0
Restructuring charges		241		0	0
EE acquisition and integration costs		46		215	116
Property rationalisation costs		28			29
Regulatory matters		26		481	203
Italian business investigation		22		238
Out of period irrecoverable VAT				30
Profit on disposal of businesses		(1)		(16)	0
Total operating costs	[4]	587		948	348
Operating loss	[4]	610		968	215
Net finance expense
Interest expense on retirement benefit obligation		218		209	221
EE related finance cost					8
Interest on out of period irrecoverable VAT				1
Total net finance expense	[4]	218		210	229
Net specific items charge before tax	[4]	828		1,178	444
Taxation
Tax credit on specific items above		(87)		(154)	(70)
Tax credit on re-measurement of deferred tax				(63)	(96)
Total taxation	[4]	(87)		(217)	(166)
Net specific items charge after tax	[4]	£ 741		£ 961	£ 278

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[3]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.
[4]	For a definition of specific items, see page 289. An analysis of specific items is provided in note 8.